UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04163

T. Rowe Price Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 29

Date of reporting period: May 31, 2012

Item 1. Schedule of Investments

Tax-Free High Yield Fund	May 31, 2012

T. Rowe Price Tax-Free High Yield Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par/Shares	Value
MUNICIPAL SECURITIES 98.6%		
Alabama 0.7%		
Huntsville - Redstone Village Special Care Fac. Fin. 5.50%, 1/1/28	2,500	2,456
Huntsville - Redstone Village Special Care Fac. Fin. 5.50%, 1/1/43	2,500	2,274
Huntsville - Redstone Village Special Care Fac. Fin. 7.50%, 1/1/47	1,000	1,088
Huntsville - Redstone Village Special Care Fac. Fin. 8.125%, 12/1/26 (Prerefunded 12/1/12) (1)	2,950	3,091
Huntsville - Redstone Village Special Care Fac. Fin. 8.25%, 12/1/32 (Prerefunded 12/1/12) (1)	700	734
Montgomery Medical Clinic Board, Jackson Hosp. & Clinic 5.25%, 3/1/31	3,390	3,458
Montgomery Medical Clinic Board, Jackson Hosp. & Clinic 5.25%, 3/1/36	1,555	1,572
Prattville Ind. Dev. Board, Int'l. Paper, IDRB, 4.55%, 12/1/26	1,525	1,530
		16,203
Arizona 2.6%		
Arizona HFA, Banner Health, 5.50%, 1/1/38	4,000	4,331
Arizona HFA, Banner Health, 6.00%, 1/1/27	4,500	5,192
Arizona HFA, Banner Health, VR, 1.124%, 1/1/37	10,000	7,281
Peoria IDA, Sierra Winds Life Care, 6.25%, 8/15/14	2,040	2,034
Peoria IDA, Sierra Winds Life Care, 6.25%, 8/15/20	4,500	4,370
Peoria IDA, Sierra Winds Life Care, 6.375%, 8/15/29	1,250	1,157
Peoria IDA, Sierra Winds Life Care, 6.50%, 8/15/31	1,000	926
Phoenix Civic Improvement Corp., Zero Coupon, 7/1/29	7,985	9,446
Phoenix Civic Improvement Corp., Zero Coupon, 7/1/30	7,340	8,690
Pima County IDA, Tucson Electric Power, 5.75%, 9/1/29	4,000	4,251
Pima County IDA, Tucson Electric Power, 6.375%, 9/1/29	5,000	5,119
Tempe IDA, Friendship Village of Tempe, 5.375%, 12/1/13 (3)	996	1,042

Tempe IDA, Friendship Village of Tempe, 6.75%, 12/1/30 (Prerefunded 12/1/12) (1)	3,450	3,591
		57,430
California 8.9%		
Brea PFA, Redev. Agency, Tax Allocation, 7.125%, 9/1/26	800	865
California, GO, 5.00%, 9/1/41	10,000	10,726
California, GO, 5.50%, 3/1/40	15,000	16,933
California County Tobacco Securitization Agency Tobacco Industry, STEP, 5.25%, 6/1/21	4,860	4,530
California HFA, Providence Health & Services, 6.50%, 10/1/38 (Prerefunded 10/1/18) (1)	60	80
California HFA, Providence Health & Services, 6.50%, 10/1/38	3,190	3,763
California HFA, Scripps Health, 5.00%, 11/15/40	2,700	2,937
California HFA, Scripps Health, VRDN, 0.16%, 10/1/23	2,000	2,000
California HFA, Sutter Health, 5.00%, 8/15/35	6,500	7,117
California Housing Fin. Agency, Single Family, 5.55%, 8/1/33 (4)	7,380	7,609
California Infrastructure & Economic Dev. Bank, Independent System Operator, 6.25%, 2/1/39	5,000	5,501
California Pollution Control Fin. Auth., Waste Management, PCR 5.40%, 4/1/25 (4)	13,030	14,096
California Pollution Control Fin. Auth., Waste Management, PCR VR, 5.125%, 11/1/23 (4)	4,000	4,341
California Public Works Board, State Prisons, 5.75%, 10/1/31	3,500	3,993
California Statewide CDA, Front Porch Communities (Internext) 5.125%, 4/1/37 (5)	13,400	13,568
California Statewide CDA, Kaiser Permanente, 5.00%, 4/1/42	8,500	9,185
California Statewide CDA, Memorial Health Services 6.00%, 10/1/23 (Prerefunded 4/1/13) (1)	1,800	1,886
California Statewide CDA, Sutter Health, 5.625%, 8/15/42	2,000	2,021
Capistrano Unified School Dist., No. 90-2 Talega 6.00%, 9/1/33	1,250	1,268
Chula Vista Ind. Dev., San Diego Gas & Electric, PCR 5.875%, 1/1/34	5,000	5,809

Chula Vista Ind. Dev., San Diego Gas & Electric, PCR 5.875%, 2/15/34	2,000	2,324
Corona Community Fac. Dist. No. 2002-4, Special Tax 5.80%, 9/1/29	2,000	2,000
Corona Community Fac. Dist. No. 2002-4, Special Tax 5.875%, 9/1/34	2,000	1,950
Foothill/Eastern Transportation Corridor Agency 5.75%, 1/15/40	10,245	10,247
Foothill/Eastern Transportation Corridor Agency 5.85%, 1/15/23	5,000	5,109
Golden State Tobacco Securitization Corp., 5.00%, 6/1/45 (6)	1,330	1,350
Golden State Tobacco Securitization Corp., Tobacco Industry STEP, 0.00%, 6/1/37	12,000	8,964
Northern California Gas Authority No. 1, VR, 1.034%, 7/1/27	8,000	5,803
Ridgecrest Redev. Agency, Tax Allocation, 6.25%, 6/30/37	5,000	5,449
Riverside County Redev. Agency, Interstate 215 Corridor 6.50%, 10/1/40	6,000	6,577
Riverside County Redev. Agency, Interstate 215 Corridor 7.00%, 12/1/31	1,900	2,085
Riverside County Redev. Agency, Interstate 215 Corridor 7.25%, 12/1/40	2,850	3,129
San Buenaventura, Community Memorial Health 7.50%, 12/1/41	5,000	5,924
San Francisco City & County Airports Commission 6.00%, 5/1/39	9,000	10,528
San Francisco City & County Redev., Mission Bay South 7.00%, 8/1/41	1,250	1,411
San Mateo, Bay Meadows, 6.00%, 9/1/42	1,500	1,603
West Sacramento Fin. Auth., 5.00%, 9/1/34 (7)	2,000	1,966
		194,647
Colorado 2.5%		
Beacon Point Metropolitan Dist., 4.375%, 12/1/15	185	186
Colorado Ed. & Cultural Fac. Auth., Excel Academy 5.50%, 12/1/25 (7)	1,295	1,360

Colorado Ed. & Cultural Fac. Auth., Excel Academy 5.50%, 12/1/33 (7)	1,550	1,599
Colorado Ed. & Cultural Fac. Auth., Knowledge Quest Charter School, 6.50%, 5/1/36	1,835	1,820
Colorado Ed. & Cultural Fac. Auth., Legacy Academy Charter Elbert County, 7.25%, 3/1/24	735	734
Colorado Ed. & Cultural Fac. Auth., Legacy Academy Charter Elbert County, 7.375%, 3/1/35	785	764
Colorado Ed. & Cultural Fac. Auth., Monument Academy 5.875%, 10/1/27	1,185	1,199
Colorado Ed. & Cultural Fac. Auth., Monument Academy 6.00%, 10/1/37	4,000	4,016
Colorado Ed. & Cultural Fac. Auth., Monument Academy 7.25%, 10/1/39	545	587
Colorado Ed. & Cultural Fac. Auth., Windsor Academy Charter School, 5.70%, 5/1/37	1,285	1,242
Colorado HFA, Christian Living Communities, 5.25%, 1/1/17	1,245	1,315
Colorado HFA, Christian Living Communities, 5.75%, 1/1/37	2,000	2,034
Colorado HFA, Christian Living Communities, 8.25%, 1/1/24	375	398
Colorado HFA, Christian Living Communities, 9.00%, 1/1/34	750	800
Colorado HFA, Covenant Retirement Communities 6.125%, 12/1/33	4,900	5,054
Colorado HFA, Valley View Hosp., 5.75%, 5/15/36	4,355	4,630
E-470 Public Toll Highway Auth., 5.375%, 9/1/26	2,000	2,139
E-470 Public Toll Highway Auth., 5.50%, 9/1/24 (8)	2,500	2,707
Park Creek Metropolitan Dist., Property Tax, 5.50%, 12/1/37	4,000	4,214
Park Creek Metropolitan Dist., Property Tax 6.375%, 12/1/37 (9)	7,000	8,083
Public Auth. for Colorado Energy, Colorado Springs Utility 6.25%, 11/15/28	4,905	5,889
Public Auth. for Colorado Energy, Colorado Springs Utility 6.50%, 11/15/38	2,500	3,119
		53,889

Connecticut 1.4%		
Mashantucket (Western) Pequot Tribe, 5.50%, 9/1/28 (5)(10)(11)	9,200	3,644
Mashantucket (Western) Pequot Tribe, 5.50%, 9/1/36 (5)(10)(11)	12,285	4,862
Mashantucket (Western) Pequot Tribe, 5.70%, 9/1/12 (5)(10)(11)	1,000	387
Mashantucket (Western) Pequot Tribe, 5.75%, 9/1/18 (5)(10)(11)	1,000	398
Mashantucket (Western) Pequot Tribe, 5.75%, 9/1/27 (5)(10)(11)	6,700	2,653
Mashantucket (Western) Pequot Tribe, 6.50%, 9/1/31 (5)(10)(11)	1,500	597
Merrill Lynch P-FLOATs, Connecticut Housing Fin. Auth. Single & Multi-Family, RIB, 9.765%, 5/15/42 (4)(5)	5,000	5,528
Mohegan Tribe Indians, Public Improvement 5.125%, 1/1/23 (5)	1,350	1,197
Mohegan Tribe Indians, Public Improvement, 6.25%, 1/1/21	2,500	2,446
Mohegan Tribe Indians, Public Improvement, 6.25%, 1/1/31	10,450	9,713
		31,425
Delaware 1.2%		
Delaware Economic Dev. Auth., Delmarva Power & Light PCR, 5.40%, 2/1/31	6,680	7,276
Delaware Economic Dev. Auth., NRG Energy, PCR 5.375%, 10/1/45	9,935	10,413
Sussex County, Cadbury Lewes, 5.45%, 1/1/16	850	849
Sussex County, Cadbury Lewes, 6.00%, 1/1/35	2,505	2,257
Sussex County, NRG Energy, PCR, 6.00%, 10/1/40	5,000	5,550
		26,345
District of Columbia 1.8%		
District of Columbia, American Society of Hematology 5.00%, 7/1/42	5,095	5,431
District of Columbia, Friendship Public Charter School 5.00%, 6/1/26 (12)	1,450	1,426
District of Columbia, Friendship Public Charter School 5.00%, 6/1/35 (12)	3,655	3,378

District of Columbia, Henry Adams House/Gables, James F. Oyster Elementary School, 6.60%, 11/1/15	865	865
District of Columbia, The Methodist Home of D.C. 6.00%, 1/1/20	3,580	3,582
District of Columbia Water & Sewer Auth., Public Utility 6.00%, 10/1/35	1,700	2,133
Metropolitan Washington Airports Auth., 5.625%, 10/1/39	5,750	6,487
Metropolitan Washington Airports Auth., Dulles Toll Road 5.25%, 10/1/44	5,290	5,777
Metropolitan Washington Airports Auth., Dulles Toll Road, STEP 0.00%, 10/1/44	14,000	11,446
		40,525
Florida 4.6%		
Brandy Creek Community Dev. Dist., 6.35%, 5/1/34	940	967
Double Branch Community Dev. Dist., 6.70%, 5/1/34	6,005	6,160
Fishhawk Community Dev. Dist. II, Special Assessment 7.04%, 11/1/14	60	59
Florida Higher Ed. Fac. Fin. Auth., Univ. of Tampa 5.00%, 4/1/32	600	642
Florida Higher Ed. Fac. Fin. Auth., Univ. of Tampa 5.25%, 4/1/42	1,500	1,598
Florida Municipal Power Agency, All-Requirements 6.25%, 10/1/31	6,500	7,789
Highlands County HFA, Adventist Health/Sunbelt, VR 5.00%, 11/15/23	500	537
Hillsborough County IDA, National Gypsum, IDRB 7.125%, 4/1/30 (4)	3,100	3,100
Jacksonville, Sales Tax, 5.00%, 10/1/30	7,500	8,427
Laguna Lakes Community Dev., 6.40%, 5/1/33 (Prerefunded 5/1/13) (1)	860	912
Miami-Dade County, Aviation, 5.50%, 10/1/36	10,000	11,339
Middle Village Community Dev. Dist., Special Assessment 5.80%, 5/1/22	705	684

North Brevard County Hosp. Dist., Parrish Medical Center 5.75%, 10/1/43	5,000	5,389
Orange County HFA, Nemours Foundation, 5.00%, 1/1/39	5,230	5,589
OTC Community Dev. Dist., Jacksonville, Special Assessment 5.30%, 5/1/38	2,560	2,472
Paseo Community Dev. Dist., 5.00%, 2/1/13 (11)(13)	2,285	—
Paseo Community Dev. Dist., 5.40%, 5/1/36	385	397
Paseo Community Dev. Dist., VR, 0.00%, 5/1/36 (11)	5,520	1,498
Preserve at Wilderness Lake Community Dev. Dist. 5.90%, 5/1/34	1,965	1,932
Saint John's County IDA, Glenmoor, 5.00%, 1/1/16	2,235	2,219
Saint John's County IDA, Glenmoor, 5.25%, 1/1/26	1,000	911
Saint John's County IDA, Glenmoor, 5.375%, 1/1/40	2,500	2,108
Seminole Tribe of Florida, 5.25%, 10/1/27 (5)	17,180	17,286
Seminole Tribe of Florida, 5.50%, 10/1/24 (5)	2,200	2,296
Seven Oaks Community Dev. Dist. II, 5.875%, 5/1/35	1,720	1,288
Seven Oaks Community Dev. Dist. II, VR, 7.50%, 5/1/16	1,480	1,411
Tolomato Community Dev. Dist., Special Assessment 6.375%, 5/1/17	1,325	563
Tolomato Community Dev. Dist., Special Assessment 6.45%, 5/1/23	1,000	428
Tolomato Community Dev. Dist., Special Assessment 6.65%, 5/1/40	1,000	427
Village Community Dev. Dist. #9, Special Assessment 5.25%, 5/1/31	1,500	1,572
Village Community Dev. Dist. #9, Special Assessment 5.50%, 5/1/42	2,000	2,078
Watergrass Community Dev. Dist., Special Assessment 5.125%, 11/1/14	2,940	2,140
Winter Garden Village Fowler Grove, 5.65%, 5/1/37	7,395	7,535
		101,753

Georgia 1.5%		
Americus & Sumter County Hosp. Auth., Magnolia Manor 6.25%, 5/15/19	1,298	1,299
Americus & Sumter County Hosp. Auth., Magnolia Manor 6.375%, 5/15/29	3,500	3,501
Atlanta, Princeton Lakes, 5.50%, 1/1/31	365	368
Atlanta Water & Sewer, Wastewater, 6.25%, 11/1/34	6,000	7,197
Augusta, Regional Airport, 5.15%, 1/1/35	2,670	2,641
Cobb County Dev. Auth., Waste Management, 5.00%, 4/1/33 (4)	1,000	1,050
Cobb County Kennestone Hosp. Auth., WellStar Health 5.50%, 4/1/37 (6)	1,865	2,075
Fulton County Residential Care Fac. for the Elderly, Canterbury Court, 6.125%, 2/15/34	2,000	1,979
Rockdale County Dev. Auth., Pratt Industries USA, Visy Paper 6.125%, 1/1/34 (4)	7,200	7,459
Savannah Economic Dev. Auth., Marshes of Skidaway 6.85%, 1/1/19	2,240	2,321
Savannah Economic Dev. Auth., Marshes of Skidaway 7.40%, 1/1/34	2,700	2,745
Savannah Economic Dev. Auth., Marshes of Skidaway 8.00%, 1/1/34 (Tender 1/1/14)	1,445	1,459
		34,094
Guam 0.3%		
Guam Gov't. Waterworks Auth., 5.875%, 7/1/35	7,000	7,129
		7,129
Hawaii 0.2%		
Hawaii Dept. of Budget & Fin., 15 Craigside, 9.00%, 11/15/44	2,375	2,831
Hawaii Dept. of Budget & Fin., Kahala Nui Senior Living 7.875%, 11/15/23 (Prerefunded 11/15/13) (1)	2,500	2,621
		5,452

Idaho 0.3%		
Nez Perce County, Potlatch Corp., IDRB, PCR, 7.00%, 12/1/14	1,300	1,334
Power County PCR, FMC Corp., 6.45%, 8/1/32 (4)	4,570	4,577
		5,911
Illinois 5.3%		
Bolingbrook Special Service Area No. 1, Forest City, STEP 5.90%, 3/1/27	1,750	1,569
Chicago Board of Ed., GO, VRDN, 0.20%, 3/1/36	1,200	1,200
Chicago O'Hare Int'l. Airport, 5.625%, 1/1/35	10,000	11,587
Gilberts Special Service Area No. 15, Gilberts Town Center 6.25%, 3/1/35	5,804	5,700
Illinois Dev. Fin. Auth., Citgo Petroleum, PCR, 8.00%, 6/1/32 (4)	1,750	1,752
Illinois EFA, Augustana College, 5.70%, 10/1/32 (Prerefunded 10/1/12) (1)	2,500	2,508
Illinois Fin. Auth., Admiral at Lake, 7.625%, 5/15/25	1,000	1,115
Illinois Fin. Auth., Admiral at Lake, 7.75%, 5/15/30	2,000	2,221
Illinois Fin. Auth., Advocate Health Care Network 6.50%, 11/1/38	2,500	2,914
Illinois Fin. Auth., Edward Health Services, 5.50%, 2/1/40 (6)	1,245	1,318
Illinois Fin. Auth., Friendship Village of Schaumburg 5.00%, 2/15/15	540	548
Illinois Fin. Auth., Friendship Village of Schaumburg 5.625%, 2/15/37	7,600	7,239
Illinois Fin. Auth., Landing at Plymouth Place, 6.00%, 5/15/37	3,400	2,731
Illinois Fin. Auth., Rush Univ. Medical Center, 6.625%, 11/1/39	8,000	9,801
Illinois Fin. Auth., Smith Village, 6.25%, 11/15/35	5,800	5,643
Illinois Fin. Auth., Tabor Hills Supportive Living 5.25%, 11/15/26	2,300	2,300
Illinois Fin. Auth., Tabor Hills Supportive Living 5.25%, 11/15/36	2,000	1,923
Illinois Fin. Auth., Three Crowns Park Plaza, 5.875%, 2/15/38	3,250	3,287

Illinois Fin. Auth., Univ. of Chicago Medical Center, VRDN 0.20%, 8/1/43	2,170	2,170
Illinois HFA, Villa Saint Benedict, 6.90%, 11/15/33 (10)(11)	3,500	1,435
Lombard Public Fac. Corp., Conference Center 5.50%, 1/1/30 (12)	2,225	1,449
Metropolitan Pier & Exposition Auth., McCormick 5.25%, 6/15/50	15,000	16,192
Railsplitter Tobacco Settlement, Tocacco Industry 6.00%, 6/1/28	11,710	13,437
Regional Transportation Auth., 6.00%, 7/1/33 (2)	7,500	9,775
Yorkville Special Service Area, Bristol Bay 1, 5.875%, 3/1/36	5,822	5,723
		115,537
Indiana 2.7%		
Goshen, Greencroft Obligated Group, 5.75%, 8/15/28	5,250	5,023
Indiana Fin. Auth., Ohio Valley Electric, IDRB, 5.00%, 6/1/39	4,500	4,478
Indiana Fin. Auth., U.S. Steel, IDRB, 6.00%, 12/1/26	4,000	4,275
Indiana Health & Ed. Fac. Fin. Auth., Community Foundation of Northwest Indiana, 5.50%, 3/1/37	5,475	5,666
Indiana HFFA, Community Foundation of Northwest Indiana 6.00%, 3/1/34	3,000	3,126
Indiana Municipal Power Agency, 5.75%, 1/1/29	1,500	1,719
Indianapolis Airport Auth., Airport Maintenance Center United Airlines, 6.50%, 11/15/31 (4)(11)(14)	9,846	123
Japser County Economic Dev. Auth., Northern Indiana Public Service, 5.60%, 11/1/16 (8)	2,700	3,076
Merrill Lynch P-FLOATs, Franciscan Alliance, RIB 9.864%, 11/1/33 (5)	10,000	11,670
Saint Joseph County, Holy Cross Village at Notre Dame 5.55%, 5/15/19	230	230
Saint Joseph County, Holy Cross Village at Notre Dame 6.00%, 5/15/26	250	255
Saint Joseph County, Holy Cross Village at Notre Dame 6.00%, 5/15/38	1,575	1,587
Vigo County Hosp. Auth., Union Hosp., 5.70%, 9/1/37 (5)	5,750	5,811

Vigo County Hosp. Auth., Union Hosp., 5.75%, 9/1/42 (5)	4,500	4,542
Vigo County Hosp. Auth., Union Hosp., 7.75%, 9/1/31	6,170	7,296
		58,877
Iowa 1.6%		
Altoona, Urban Renewal Tax, 6.00%, 6/1/39	1,820	1,943
Altoona, Urban Renewal Tax, 6.00%, 6/1/43	4,000	4,261
Iowa Fin. Auth., Care Initiatives, 5.50%, 7/1/25	3,000	3,024
Iowa Fin. Auth., Iowa Health, VRDN, 0.20%, 2/15/35	11,000	11,000
Iowa Fin. Auth., Iowa Health, VRDN, 0.26%, 7/1/39	2,000	2,000
Iowa Student Loan Liquidity Corp., 5.75%, 12/1/28 (4)	3,000	3,332
Iowa Student Loan Liquidity Corp., 5.85%, 12/1/30 (4)	3,000	3,327
Scott County, Ridgecrest Village, 5.25%, 11/15/27	4,500	4,495
Scott County, Ridgecrest Village, 5.625%, 11/15/18	1,600	1,632
		35,014
Kansas 0.2%		
Lenexa Health Care Fac., Lakeview Village, 7.125%, 5/15/29	400	441
Lenexa Health Care Fac., Lakeview Village, 7.25%, 5/15/39	1,500	1,638
Wyandotte County Unified Gov't., Area B, 5.00%, 12/1/20	1,330	1,409
		3,488
Kentucky 1.1%		
Kentucky Economic Dev. Fin. Auth., Miralea, 5.25%, 5/15/17	2,000	2,014
Kentucky Economic Dev. Fin. Auth., Miralea, 6.25%, 5/15/18	2,300	2,334
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health 6.375%, 3/1/40	1,000	1,154
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health 6.375%, 6/1/40	7,500	8,654
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health 6.50%, 3/1/45	2,500	2,900

Owen County Waterworks, American Water Capital 6.25%, 6/1/39	5,530	6,148
		23,204
Louisiana 2.2%		
Hodge Utilities, Smurfit-Stone Container, PCR, EC 7.45%, 3/1/24 (4)	6,250	—
Louisiana Local Gov't Environmental Fac. Auth., Westlake Chemical, 6.75%, 11/1/32	12,940	14,378
Saint Charles Parish, Valero Energy, 4.00%, 12/1/40 (Tender 6/1/22)	3,000	3,000
Saint John Baptist Parish, Marathon Oil, PCR, 5.125%, 6/1/37	30,660	31,925
		49,303
Maine 0.3%		
Maine HHEFA, MaineGeneral Health, 6.00%, 7/1/26	1,000	1,122
Maine HHEFA, MaineGeneral Health, 6.75%, 7/1/36	4,000	4,581
		5,703
Maryland 7.6%		
Annapolis, Park Place, IDRB, 5.35%, 7/1/34	2,601	2,602
Anne Arundel County, Village South at Waugh Chapel 6.25%, 7/1/40	4,000	4,223
Baltimore City, Convention Center Hilton, 5.875%, 9/1/39	3,950	4,014
Baltimore City, Harborview Lot 2, 6.50%, 7/1/31	1,738	1,806
Gaithersburg, Asbury Maryland Obligated, 5.125%, 1/1/26	2,250	2,293
Gaithersburg, Asbury Maryland Obligated, 5.125%, 1/1/36	6,850	6,817
Gaithersburg, Asbury Maryland Obligated, 6.00%, 1/1/23	2,000	2,206
Maryland Economic Dev. Corp., Associated Catholic Charities VRDN, 0.20%, 10/1/29	1,590	1,590
Maryland Economic Dev. Corp., CONSOL Energy, 5.75%, 9/1/25	4,750	5,042
Maryland Economic Dev. Corp., Morgan State Univ. Student Housing, 6.00%, 7/1/22	2,675	2,730

Maryland Economic Dev. Corp., Morgan State Univ. Student Housing, 6.00%, 7/1/34	9,265	9,335
Maryland Economic Dev. Corp., Ports America Chesapeake 5.125%, 6/1/20	1,370	1,490
Maryland Economic Dev. Corp., Ports America Chesapeake 5.75%, 6/1/35	7,400	7,962
Maryland Economic Dev. Corp., Ports America Chesapeake Series A, 5.375%, 6/1/25	2,500	2,644
Maryland Economic Dev. Corp., Ports America Chesapeake Series B, 5.375%, 6/1/25	4,500	4,759
Maryland Economic Dev. Corp., Potomac Electric Power, PCR 6.20%, 9/1/22	6,750	8,225
Maryland Economic Dev. Corp., Towson Univ. Student Housing 5.25%, 7/1/37	2,750	2,804
Maryland Energy Fin. Administration, Office Paper Recycling 7.50%, 9/1/15 (4)	2,585	2,703
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/25	2,750	2,800
Maryland HHEFA, Adventist Healthcare, 6.125%, 1/1/36	3,500	3,944
Maryland HHEFA, Anne Arundel Health, 6.75%, 7/1/39	5,500	6,571
Maryland HHEFA, Ascension Health, 5.00%, 11/15/51	13,350	14,546
Maryland HHEFA, Carroll Hosp. Center, 5.80%, 7/1/32	1,500	1,507
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/41	3,000	3,366
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45	4,000	4,518
Maryland HHEFA, Doctors Community Hosp., 5.00%, 7/1/27	2,000	2,023
Maryland HHEFA, Doctors Community Hosp., 5.75%, 7/1/38	7,000	7,441
Maryland HHEFA, Ingleside at King Farm, Presbyterian Community, 5.00%, 1/1/17	935	929
Maryland HHEFA, Ingleside at King Farm, Presbyterian Community, 5.30%, 1/1/37	1,850	1,618
Maryland HHEFA, Mercy Medical Center, 5.50%, 7/1/42	7,990	8,272
Maryland HHEFA, Meritus Health, Washington County Hosp. 5.75%, 1/1/33	3,175	3,369
Maryland HHEFA, Meritus Health, Washington County Hosp. 5.75%, 1/1/38	2,575	2,711

Maryland HHEFA, Meritus Health, Washington County Hosp. 6.00%, 1/1/43	4,575	4,878
Maryland HHEFA, Upper Chesapeake Health, 6.00%, 1/1/38	5,000	5,483
Maryland Transportation Auth., BWI Airport Parking 5.00%, 3/1/25 (4)	10,425	11,681
Prince George's County, National Harbor, 5.20%, 7/1/34	7,960	8,103
		167,005
Massachusetts 0.9%		
Massachusetts Dev. Fin. Agency, Berkshire Health 5.00%, 10/1/31	500	547
Massachusetts Dev. Fin. Agency, Boston Univ. 5.45%, 5/15/59 (7)	2,525	2,890
Massachusetts Dev. Fin. Agency, Covanta Haverhill 5.30%, 12/1/14 (4)	1,000	1,010
Massachusetts Dev. Fin. Agency, Covanta Haverhill 6.70%, 12/1/14 (4)	260	263
Massachusetts Ed. Fin. Auth., 6.35%, 1/1/30 (4)(9)	920	1,019
Massachusetts Housing Fin. Agency, Multi-Family 5.35%, 12/1/42 (4)	5,000	5,344
Massachusetts Housing Fin. Agency, Single Family 5.35%, 12/1/33	4,150	4,474
Massachusetts Housing Fin. Agency, Single Family 5.40%, 6/1/39	1,850	1,946
Massachusetts Ind. Fin. Agency, Covanta Haverhill 5.60%, 12/1/19 (4)	2,000	2,007
		19,500
Michigan 0.2%		
Dickinson County Economic Dev. Corp., Int'l. Paper, PCR 4.80%, 11/1/18	2,185	2,293
Garden City Hosp. Fin. Auth., Garden City Hosp., 5.75%, 9/1/17	600	600
Michigan Strategic Fund, Detroit Edison, IDRB, 5.25%, 8/1/29 (Tender 8/1/14)	2,000	2,166
		5,059

Montana 0.4%		
Montana Fac. Fin. Auth., Sisters of Charity of Leavenworth VRDN, 0.20%, 12/1/25	9,240	9,240
		9,240
Nebraska 0.1%		
Kearney, Great Platte River Road Memorial Zero Coupon, 9/1/12 (11)	1,583	–
Nebraska Ed. Fin. Auth., Creighton Univ., VRDN, 0.20%, 7/1/35	3,190	3,190
		3,190
Nevada 0.4%		
Clark County, Southwest Gas, IDRB, PCR, 5.95%, 12/1/38 (4)(6)	3,120	3,140
Clark County Airport, Las Vegas McCarran Int'l. Airport 5.00%, 7/1/25 (15)	1,400	1,565
Reno, Renown Regional Medical Center, 5.25%, 6/1/41	3,425	3,568
		8,273
New Jersey 5.5%		
Burlington County Bridge Commission, The Evergreens 5.625%, 1/1/38	2,750	2,793
New Jersey Economic Dev. Auth., Barnabas Health Zero Coupon, 7/1/26 (8)	2,500	1,275
New Jersey Economic Dev. Auth., Cigarette Tax Revenue 5.00%, 6/15/26	5,000	5,485
New Jersey Economic Dev. Auth., Cigarette Tax Revenue 5.00%, 6/15/29	500	543
New Jersey Economic Dev. Auth., Continental Airlines United Airlines, IDRB, 6.25%, 9/15/29 (4)	5,485	5,507
New Jersey Economic Dev. Auth., Kapkowski Road Landfill 5.75%, 10/1/21	4,225	4,619
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/15	545	547
New Jersey Economic Dev. Auth., Lions Gate, 5.875%, 1/1/37	3,005	2,972
New Jersey Economic Dev. Auth., Presbyterian Homes at Montgomery, 6.375%, 11/1/31	4,200	4,049

New Jersey Economic Dev. Auth., Provident Group-Montclair Student Housing, 5.875%, 6/1/42	10,000	10,971
New Jersey Economic Dev. Auth., Seabrook Village 5.00%, 11/15/13	1,350	1,380
New Jersey Economic Dev. Auth., Seabrook Village 5.25%, 11/15/36	1,000	974
New Jersey Economic Dev. Auth., Winchester Gardens at Ward Homestead, 5.80%, 11/1/31	1,500	1,535
New Jersey EFA, Univ. of Medicine & Dentistry, 7.50%, 12/1/32	9,845	12,216
New Jersey HFFA, Barnabas Health, 5.625%, 7/1/37	8,000	8,536
New Jersey HFFA, Barnabas Health, Zero Coupon, 7/1/31	40,525	15,500
New Jersey HFFA, Holy Name Medical Center, 5.00%, 7/1/25	5,000	5,169
New Jersey HFFA, Pascack Valley Hosp. Assoc. 6.50%, 7/1/23 (11)(16)	3,000	–
New Jersey HFFA, Pascack Valley Hosp. Assoc. 6.625%, 7/1/36 (11)(16)	4,875	–
New Jersey HFFA, Somerset Medical Center, 5.50%, 7/1/18	3,755	3,803
New Jersey Higher Ed. Student Assistance Auth. 5.625%, 6/1/30	975	1,090
New Jersey Higher Ed. Student Assistance Auth. 5.75%, 12/1/28 (4)	2,000	2,252
New Jersey Higher Ed. Student Assistance Auth. 5.875%, 12/1/33 (4)	1,000	1,112
New Jersey Transportation Trust Fund Auth., 6.00%, 12/15/38	9,770	11,304
New Jersey Transportation Trust Fund Auth. Zero Coupon, 12/15/28	15,000	7,162
Tobacco Settlement Fin. Corp., Tobacco Industry 4.75%, 6/1/34	12,000	9,270
		120,064
New York 9.3%		
Dormitory Auth. of the State of New York, Orange Regional Medical Center, 6.125%, 12/1/29	2,500	2,714
Dormitory Auth. of the State of New York, Orange Regional Medical Center, 6.25%, 12/1/37	9,950	10,684

Hudson Yards Infrastructure, 5.00%, 2/15/47	2,220	2,324
Hudson Yards Infrastructure, 5.25%, 2/15/47	3,410	3,763
Hudson Yards Infrastructure, 5.75%, 2/15/47	14,110	16,245
Huntington Housing Auth., Gurwin Jewish Senior Home 6.00%, 5/1/39	1,140	1,140
Long Island Power Auth., 6.25%, 4/1/33	10,000	12,087
Metropolitan Transportation Auth., 5.00%, 11/15/41	7,750	8,546
Metropolitan Transportation Auth., 6.50%, 11/15/28	5,000	6,405
Nassau County IDA, Amsterdam at Harborside, 6.70%, 1/1/43	8,000	5,200
New York City IDA, Airis, JFK Int'l., IDRB, 5.50%, 7/1/28 (4)	6,500	6,250
New York City Municipal Water Fin. Auth., 5.00%, 6/15/44	20,000	22,346
New York City Municipal Water Fin. Auth., 5.75%, 6/15/40	1,300	1,569
New York Liberty Dev. Corp., Goldman Sachs, 5.25%, 10/1/35	8,160	9,165
New York Liberty Dev. Corp., New York City, 5.75%, 11/15/51	22,885	26,323
New York Liberty Dev. Corp., One Bryant Park, 6.375%, 7/15/49	22,250	25,022
Niagara County IDA, Covanta ARC, 5.55%, 11/15/24 (Tender 11/15/15)	3,000	3,042
Oneida County IDA, Saint Elizabeth Medical Center 5.875%, 12/1/29	2,750	2,751
Oneida County IDA, Saint Elizabeth Medical Center 6.00%, 12/1/19	1,960	1,962
Onondaga Civic Dev. Corp., Upstate Properties Dev. 5.25%, 12/1/41	2,000	2,161
Port Auth. of New York & New Jersey, JFK Int'l. Air Terminal 6.00%, 12/1/36	7,500	8,408
Port Auth. of New York & New Jersey, JFK Int'l. Air Terminal 6.00%, 12/1/42	8,000	8,878
Seneca Nation Indians Capital Improvement Auth. 5.00%, 12/1/23 (5)	6,500	6,513
Seneca Nation Indians Capital Improvement Auth. 5.25%, 12/1/16 (5)	6,375	6,503

Suffolk County IDA, Huntington Hosp., 5.875%, 11/1/32 (Prerefunded 11/1/12) (1)	4,000	4,094
		204,095
North Carolina 2.6%		
Charlotte-Mecklenburg Hosp. Auth., 5.00%, 1/15/43	2,500	2,729
Charlotte-Mecklenburg Hosp. Auth., 5.125%, 1/15/37	8,425	9,219
Charlotte-Mecklenburg Hosp. Auth., 5.25%, 1/15/42	1,750	1,954
Columbus County Ind. Fac. & Pollution Control Fin. Auth. Int'l. Paper, PCR, 5.70%, 5/1/34	6,750	7,298
Gaston County Ind. Fac., National Gypsum, IDRB, PCR 5.75%, 8/1/35 (4)	6,100	5,358
North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/23	5,230	6,255
North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/24	7,390	8,738
North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/25	3,320	3,894
North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/26	1,500	1,742
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/26	4,000	4,619
North Carolina Medical Care Commission, Galloway Ridge 5.875%, 1/1/31	1,915	2,019
North Carolina Medical Care Commission, Galloway Ridge 6.00%, 1/1/39	500	527
North Carolina Medical Care Commission, Maria Parham Medical Center, 6.50%, 10/1/26 (Prerefunded 10/1/13) (1)	3,450	3,713
		58,065
North Dakota 0.6%		
Grand Forks Health Care, Altru Health, 5.00%, 12/1/35	9,150	9,674
McLean County Solid Waste Fac., Great River Energy 5.15%, 7/1/40	2,450	2,652
		12,326
Ohio 2.5%		
Bowling Green, CFP I, Student Housing, 5.75%, 6/1/31	4,500	4,714
Bowling Green, CFP I, Student Housing, 6.00%, 6/1/45	4,000	4,189

Buckeye Tobacco Settlement Fin. Auth., Tobacco Industry 6.50%, 6/1/47	15,000	12,525
Cleveland Airport, 5.00%, 1/1/28	5,000	5,407
Lorain County Port Auth., U.S. Steel, 6.75%, 12/1/40	5,000	5,632
Ohio Air Quality Dev. Auth., AK Steel, IDRB, 6.75%, 6/1/24 (4)	6,000	6,312
Ohio Air Quality Dev. Auth., FirstEnergy, PCR, 5.70%, 2/1/14	4,000	4,263
Ohio Air Quality Dev. Auth., FirstEnergy, PCR, 5.70%, 8/1/20	6,500	7,498
Ohio Air Quality Dev. Auth., FirstEnergy, PCR, 5.75%, 6/1/33 (Tender 6/1/16)	4,000	4,523
		55,063
Oklahoma 0.7%		
Norman Regional Hosp. Auth., Norman Regional Health 5.375%, 9/1/36	3,600	3,635
Oklahoma County Fin. Auth., Epworth Villa, 5.875%, 4/1/30	3,335	3,347
Tulsa County IDA, Montereau, Senior Living Community 7.25%, 11/1/40	6,000	6,591
Tulsa County IDA, Montereau, Senior Living Community 7.25%, 11/1/45	2,000	2,197
		15,770
Oregon 0.6%		
Deschutes County Hosp. Fac. Auth., Saint Charles Health 8.25%, 1/1/38	5,000	6,423
Western Generation Agency, Wauna Cogeneration 5.00%, 1/1/17 (12)	2,885	2,928
Western Generation Agency, Wauna Cogeneration 5.00%, 1/1/18 (12)	3,185	3,201
Western Generation Agency, Wauna Cogeneration 5.00%, 1/1/19 (12)	1,125	1,122
Western Generation Agency, Wauna Cogeneration 5.00%, 1/1/21	295	289
		13,963

Pennsylvania 4.7%		
Allegheny County IDA, U.S. Steel, PCR, 6.50%, 5/1/17	7,250	7,997
Bucks County IDA, Chandler Hall, 1st Mortgage Healthcare Fac. 6.20%, 5/1/19	1,275	1,275
Bucks County IDA, Chandler Hall, 1st Mortgage Healthcare Fac. 6.30%, 5/1/29	7,875	7,703
Butler County Hosp. Auth., Butler Health, 7.25%, 7/1/39	5,180	6,077
Delaware County IDA, Covanta ARC, 6.20%, 7/1/19	3,405	3,406
Lancaster County Hosp. Auth., Brethren Village 6.375%, 7/1/30	1,000	1,061
Lancaster County Hosp. Auth., Brethren Village, 6.50%, 7/1/40	6,000	6,347
Lancaster County Hosp. Auth., Saint Anne's Home for the Aged 6.60%, 4/1/24	3,200	3,203
Luzerne County IDA, Pennsylvania-American Water 5.50%, 12/1/39	3,550	3,933
Montgomery County IDA, New Regional Medical Center 5.375%, 8/1/38	5,500	6,075
Montgomery County IDA, The Hill at Whitemarsh 6.125%, 2/1/28	7,675	7,767
Northampton County General Purpose Auth., Saint Luke's Health Network (Bethlehem), 5.375%, 8/15/28	980	1,032
Northampton County General Purpose Auth., Saint Luke's Health Network (Bethlehem), 5.50%, 8/15/40	5,760	5,999
Pennsylvania Economic Dev. Fin. Auth., Allegheny Energy Supply, IDRB, 7.00%, 7/15/39	8,000	9,337
Pennsylvania Economic Dev. Fin. Auth., USG Corp. 6.00%, 6/1/31 (4)	10,000	9,366
Pennsylvania HEFA, Indiana Univ. Foundation, Student Housing 5.00%, 7/1/32	1,620	1,715
Pennsylvania HEFA, Indiana Univ. Foundation, Student Housing 5.00%, 7/1/41	6,500	6,692
Pennsylvania HEFA, Philadelphia Univ., 5.25%, 6/1/32	1,600	1,617
Pennsylvania HEFA, Philadelphia Univ., 5.50%, 6/1/20	1,000	1,069
Philadelphia Airport, 5.25%, 6/15/28	3,365	3,784

Susquehanna Area Regional Airport Auth., 6.50%, 1/1/38 (4)	6,640	6,939
		102,394
Puerto Rico 2.0%		
Puerto Rico Aqueduct & Sewer Auth., 6.00%, 7/1/44	10,000	10,599
Puerto Rico Electric Power Auth., 5.00%, 7/1/29	10,000	10,543
Puerto Rico Sales Tax Fin. Corp., 5.75%, 8/1/37	6,850	7,599
Puerto Rico Sales Tax Fin. Corp., 6.375%, 8/1/39	5,000	5,849
Puerto Rico Sales Tax Fin. Corp., 6.50%, 8/1/44	7,200	8,488
		43,078
Rhode Island 0.4%		
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	11,000	9,306
		9,306
South Carolina 0.7%		
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/32	1,104	207
Connector 2000 Assoc., Series A, Zero Coupon, 7/22/51	494	66
Connector 2000 Assoc., Series B, Zero Coupon, 1/1/32	371	41
Connector 2000 Assoc., Series B, Zero Coupon, 7/22/51	192	22
Connector 2000 Assoc., Series C, Zero Coupon, 7/22/51	67	3
Connector 2000 Assoc., Zero Coupon, 1/1/13 (11)	78	67
Connector 2000 Assoc., Zero Coupon, 1/1/14 (11)	82	53
Connector 2000 Assoc., Zero Coupon, 1/1/15 (11)	88	53
Connector 2000 Assoc., Zero Coupon, 1/1/16 (11)	99	56
Connector 2000 Assoc., Zero Coupon, 1/1/17 (11)	133	67
Connector 2000 Assoc., Zero Coupon, 1/1/18 (11)	147	64
Connector 2000 Assoc., Zero Coupon, 1/1/19 (11)	161	59
Connector 2000 Assoc., Zero Coupon, 1/1/20 (11)	175	57
Connector 2000 Assoc., Zero Coupon, 1/1/21 (11)	207	58
Connector 2000 Assoc., Zero Coupon, 1/1/22 (11)	219	54

Connector 2000 Assoc., Zero Coupon, 1/1/42	855	116
Myrtle Beach, Air Force Base, 5.25%, 10/1/26	2,165	1,913
Myrtle Beach, Air Force Base, 5.30%, 10/1/35	1,000	835
South Carolina Jobs Economic Dev. Auth., Bon Secours Health 5.625%, 11/15/30	6,000	6,031
York County, Celanese, IDRB, 5.70%, 1/1/24 (4)	6,110	6,073
		15,895
South Dakota 0.2%		
South Dakota HEFA, Sanford Health, Sioux Valley Hosp. 5.50%, 11/1/31	3,500	3,633
		3,633
Tennessee 2.8%		
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1 5.125%, 10/1/35	3,370	3,378
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1 5.50%, 10/1/20	3,125	3,322
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1 6.00%, 10/1/35	6,850	6,992
Knox County Health, Ed., & Housing Fac. Board, Covenant Health, Zero Coupon, 1/1/35	4,000	1,314
Knox County Health, Ed., & Housing Fac. Board, Covenant Health, Zero Coupon, 1/1/36	4,500	1,402
Knox County Health, Ed., & Housing Fac. Board, Covenant Health, Zero Coupon, 1/1/37	4,000	1,181
Knox County Health, Ed., & Housing Fac. Board, Covenant Health, Zero Coupon, 1/1/38	5,000	1,400
Knox County Health, Ed., & Housing Fac. Board, Covenant Health, Zero Coupon, 1/1/40	3,000	756
Memphis-Shelby County Airport Auth., 5.00%, 7/1/24	2,360	2,746
Memphis-Shelby County Airport Auth., 5.00%, 7/1/25	2,780	3,208
Sullivan County Health, Ed. & Housing Fac., Wellmont Health 5.25%, 9/1/36	2,740	2,814

Sullivan County Health, Ed. & Housing Fac., Wellmont Health 6.25%, 9/1/22 (Prerefunded 9/1/12) (1)	1,940	1,989
Tennessee Energy Acquisition Corp., Goldman Sachs 5.00%, 9/1/16	4,540	4,982
Tennessee Energy Acquisition Corp., Goldman Sachs 5.25%, 9/1/21	7,605	8,520
Tennessee Energy Acquisition Corp., Goldman Sachs 5.25%, 9/1/24	3,300	3,629
Tennessee Energy Acquisition Corp., Goldman Sachs 5.25%, 9/1/26	11,710	12,886
		60,519
Texas 9.2%		
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement 5.875%, 11/15/18	2,185	1,884
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement 6.00%, 11/15/29	2,712	1,981
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement 7.00%, 11/15/33	5,750	4,547
Austin Convention Enterprises, 5.75%, 1/1/34 (5)	3,500	3,557
Austin Convention Enterprises, 6.00%, 1/1/19 (5)	1,000	1,105
Austin Convention Enterprises, 6.00%, 1/1/20 (5)	1,000	1,079
Brazos Harbor IDC, Dow Chemical, 5.90%, 5/1/38 (Tender 5/1/28) (4)	2,500	2,745
Brazos River Auth., Texas Competitive Electric, PCR 7.70%, 4/1/33 (4)	3,000	427
Brazos River Auth., Texas Competitive Electric, PCR 8.25%, 5/1/33 (4)(5)	10,000	1,504
Brazos River Harbor Navigation Dist., Dow Chemcial, IDRB, VR 5.95%, 5/15/33 (4)	15,680	17,366
Central Texas Regional Mobility Auth., 6.00%, 1/1/41	7,000	7,841
Dallas Performing Arts Cultural Fac., Perfoming Arts Foundation VRDN, 0.20%, 9/1/41	3,060	3,060
Dallas/Fort Worth Airport, 5.00%, 11/1/45	12,100	13,120

Dallas/Fort Worth Airport, American Airlines 5.50%, 11/1/30 (4)	5,000	2,602
Gulf Coast IDA, Citgo Petroleum, 7.50%, 5/1/25 (Tender 10/1/12) (4)	1,030	1,039
Gulf Coast Waste Disposal Auth., Waste Management 5.20%, 5/1/28 (4)	4,000	4,241
Harris County Health Fac. Dev. Corp., Baylor College of Medicine, VRDN, 0.22%, 11/15/47	2,300	2,300
Harris County Health Fac. Dev. Corp., Baylor College of Medicine, VRDN, 0.23%, 11/15/47	5,630	5,630
Harris County Health Fac. Dev. Corp., Memorial Hermann Healthcare, 7.00%, 12/1/27	1,000	1,203
Harris County Health Fac. Dev. Corp., Memorial Hermann Healthcare, 7.25%, 12/1/35	2,150	2,582
Houston, Airport, 5.00%, 7/1/32 (4)	11,100	12,139
Houston Health Fac. Dev. Corp., Buckingham Senior Living Community, 7.00%, 2/15/23 (Prerefunded 2/15/14) (1)	500	561
Houston Health Fac. Dev. Corp., Buckingham Senior Living Community, 7.00%, 2/15/26 (Prerefunded 2/15/14) (1)	1,500	1,682
Love Field Airport Modernization, Southwest Airlines, IDRB 5.25%, 11/1/40	9,595	10,005
Matagorda County Navigation Dist. #1, Central Power & Light PCR, 6.30%, 11/1/29	3,500	4,036
North Texas Tollway Auth., 5.00%, 1/1/38	4,500	4,882
North Texas Tollway Auth., 5.50%, 9/1/41	10,000	11,689
North Texas Tollway Auth., 5.75%, 1/1/40	12,000	13,313
North Texas Tollway Auth., 5.75%, 1/1/40 (8)	2,985	3,312
North Texas Tollway Auth., 6.00%, 1/1/38	8,000	9,259
North Texas Tollway Auth., 6.125%, 1/1/31	4,000	4,406
Port Corpus Christi Auth., Celanese, 6.70%, 11/1/30 (4)	9,940	10,046
Red River Auth., Celanese, 6.70%, 11/1/30 (4)	3,590	3,628
SA Energy Acquisition Public Fac. Corp., Goldman Sachs Gas Supply, 5.50%, 8/1/21	4,000	4,536
Tarrant County Cultural Ed. Fac. Fin. Corp., Edgemere Project - Northwest Senior High School, 6.00%, 11/15/26	1,500	1,559

Tarrant County Cultural Ed. Fac. Fin. Corp., Edgemere Project - Northwest Senior High School, 6.00%, 11/15/36	2,500	2,569
Tarrant County Cultural Ed. Fac. Fin. Corp., Scott & White Healthcare, 5.50%, 8/15/31	5,000	5,469
Texas Municipal Gas Acquisition & Supply, Merrill Lynch 6.25%, 12/15/26	12,500	14,876
Travis County Health Fac. Dev. Corp., Westminster Manor 7.00%, 11/1/30	2,000	2,296
Travis County Health Fac. Dev. Corp., Westminster Manor 7.125%, 11/1/40	2,000	2,268
		202,344
Utah 0.1%		
Murray City, IHC Health, VRDN, 0.20%, 5/15/37	2,260	2,260
		2,260
Virgin Islands 0.5%		
Virgin Islands PFA, 6.00%, 10/1/39	1,500	1,634
Virgin Islands PFA, Diageo, 6.625%, 10/1/29	8,900	10,353
		11,987
Virginia 2.4%		
Fairfax County IDA, Inova Health, VRDN, 0.20%, 5/15/35	3,195	3,195
Fauquier County IDA, Fauquier Hosp., 5.25%, 10/1/37	200	210
Giles County IDA, Celanese, PCR, 5.95%, 12/1/25 (4)	1,025	1,000
Giles County IDA, Celanese, PCR, 6.625%, 12/1/22 (4)	5,000	5,004
Henrico County Economic Dev. Auth., Virginia United Methodist Homes, 6.50%, 6/1/22	885	887
Hopewell IDA, Smurfit-Stone Container, EC, 5.25%, 6/1/15	5,900	–
James City County Economic Dev. Auth., Windsormeade 5.40%, 7/1/27	2,000	1,757
James City County Economic Dev. Auth., Windsormeade 5.50%, 7/1/37	3,495	2,890
New Port CDA, Special Assessment, 5.50%, 9/1/26	957	595

New Port CDA, Special Assessment, 5.60%, 9/1/36	1,000	588
Norfolk Economic Dev. Auth., BBL ODU, 6.00%, 11/1/36 (4)	1,435	1,088
Norfolk Redev. & Housing Auth., Harbors Edge Retirement Community, 6.00%, 1/1/25	500	503
Norfolk Redev. & Housing Auth., Harbors Edge Retirement Community, 6.125%, 1/1/35	1,150	1,153
Peninsula Ports Auth., Virginia Baptist Homes 5.375%, 12/1/26	2,300	1,797
Peninsula Ports Auth., Virginia Baptist Homes, 5.40%, 12/1/33	12,990	9,614
Virginia Small Business Fin. Auth., Elizabeth River Crossings 5.50%, 1/1/42 (4)	8,000	8,384
Virginia Small Business Fin. Auth., Wellmont Health 5.25%, 9/1/37	7,430	7,638
Washington County IDA, Mountain States Health Alliance 7.50%, 7/1/29	2,750	3,350
Washington County IDA, Mountain States Health Alliance 7.75%, 7/1/38	3,000	3,692
		53,345
Washington 0.7%		
Snohomish County Housing Auth., Millwood Estates Multi-Family, 5.50%, 6/1/29	3,750	3,755
Washington Health Care Fac. Auth., Highline Medical Center 6.25%, 8/1/36	2,990	3,473
Washington Health Care Fac. Auth., Overlake Hosp. Assoc. 5.70%, 7/1/38	7,000	7,600
		14,828
West Virginia 0.6%		
Pleasants County, Allegheny Energy Supply, 5.25%, 10/15/37	10,650	11,094
West Virginia Economic Dev. Auth., Appalachian Power 5.375%, 12/1/38 (Tender 12/1/20)	1,800	1,954
		13,048

Wisconsin 0.2%		
Wisconsin HEFA, Saint John's Communities, 6.40%, 9/15/15	335	336
Wisconsin HEFA, Saint John's Communities, 7.25%, 9/15/29	1,500	1,691
Wisconsin HEFA, Saint John's Communities, 7.625%, 9/15/39	1,500	1,708
		3,735
Total Municipal Securities (Cost $2,087,889)		2,167,819
COMMON STOCKS 0.0%		
United Continental (11)	—	8
Total Common Stocks (Cost $6)		8
PREFERRED STOCKS 0.4%		
Charter Mac Equity Issuer Trust (4)(5)	4,000	4,699
Munimae Bond Subsidiary (4)(5)	4,917	4,868
Total Preferred Stocks (Cost $8,917)		9,567
Total Investments in Securities		
99.0% of Net Assets (Cost $2,096,812)		$ 2,177,394

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Prerefunded date is used in determining portfolio maturity.
(2) Insured by Financial Guaranty Insurance Company
(3) Escrowed to maturity
(4) Interest subject to alternative minimum tax
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $104,267 and represents 4.7% of net assets.
(6) Insured by AMBAC Assurance Corp.
(7) Insured by XL Capital Assurance Inc.
(8) Insured by National Public Finance Guarantee Corp.
(9) Insured by Assured Guaranty U.S. Holdings
(10) In default with respect to payment of interest.
(11) Non-income producing
(12) Insured by ACA Financial Guaranty Corp.
(13) In default with respect to payment of principal and interest.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Free High Yield Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption will have no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on May 31, 2012:

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
The fund may invest, either directly or through its investments in T. Rowe Price institutional funds, in noninvestment-grade debt securities, commonly referred to as “high yield” or “junk” bonds. The noninvestment-grade bond market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in the market’s psychology. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Residual-Interest Bonds
The fund may invest in residual-interest bonds (RIBs) purchased from third-party special purpose trusts, which securitize an underlying bond into RIBs and short-term floating rate bonds. RIBs generally are entitled to the cash flows of the underlying bond that remain after payment of amounts due to the floating rate bondholders and trust-related fees; they also generally have the right to acquire the underlying bond from the trust. RIBs can only be traded in accordance with Rule 144A of the Securities Act of 1933 and cannot be offered for public resale. Risks arise from changes in interest rates and the value of the underlying bond, and the sale of the RIBs may involve delay or additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At May 31, 2012, the cost of investments for federal income tax purposes was $2,093,911,000. Net unrealized gain aggregated $83,483,000 at period-end, of which $152,655,000 related to appreciated investments and $69,172,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free High Yield Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 25, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 25, 2012

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date July 25, 2012